Provisions - Analysis of changes in exposures - Performance guarantees (Details) - Performance guarantees $ in Millions	12 Months Ended
Dec. 31, 2018 CLP ($)
Contingencies and Commitments
Exposure as at beginning of period	$ 2,220,828
Total	2,232,682
12-month expected credit losses | Financial instruments not credit-impaired | Individual
Contingencies and Commitments
Total	1,685,980
12-month expected credit losses | Financial instruments not credit-impaired | Group
Contingencies and Commitments
Total	54,523
Lifetime expected credit losses | Financial instruments not credit-impaired | Individual
Contingencies and Commitments
Total	485,075
Lifetime expected credit losses | Financial instruments not credit-impaired | Group
Contingencies and Commitments
Total	3,544
Lifetime expected credit losses | Financial instruments credit-impaired | Individual
Contingencies and Commitments
Total	2,310
Lifetime expected credit losses | Financial instruments credit-impaired | Group
Contingencies and Commitments
Total	1,250
Gross Balance
Contingencies and Commitments
Exposure as at beginning of period	2,220,828
Net change on exposures	(22,811)
Foreign exchange adjustments	34,665
Total	2,232,682
Gross Balance | 12-month expected credit losses | Financial instruments not credit-impaired | Individual
Contingencies and Commitments
Exposure as at beginning of period	1,803,358
Net change on exposures	(6,282)
Transfer to Stage 1	189,344
Transfer to Stage 2	(332,091)
Transfer to Stage 3	(13)
Foreign exchange adjustments	31,664
Total	1,685,980
Gross Balance | 12-month expected credit losses | Financial instruments not credit-impaired | Group
Contingencies and Commitments
Exposure as at beginning of period	46,416
Net change on exposures	8,008
Transfer to Stage 1	10,346
Transfer to Stage 2	(9,034)
Transfer to Stage 3	(1,304)
Foreign exchange adjustments	91
Total	54,523
Gross Balance | Lifetime expected credit losses | Financial instruments not credit-impaired | Individual
Contingencies and Commitments
Exposure as at beginning of period	365,137
Net change on exposures	(23,779)
Transfer to Stage 1	(189,279)
Transfer to Stage 2	332,365
Transfer to Stage 3	(2,256)
Foreign exchange adjustments	2,887
Total	485,075
Gross Balance | Lifetime expected credit losses | Financial instruments not credit-impaired | Group
Contingencies and Commitments
Exposure as at beginning of period	3,741
Net change on exposures	1,963
Transfer to Stage 1	(10,258)
Transfer to Stage 2	9,067
Transfer to Stage 3	(975)
Foreign exchange adjustments	6
Total	3,544
Gross Balance | Lifetime expected credit losses | Financial instruments credit-impaired | Individual
Contingencies and Commitments
Exposure as at beginning of period	1,162
Net change on exposures	(786)
Transfer to Stage 1	(65)
Transfer to Stage 2	(274)
Transfer to Stage 3	2,269
Foreign exchange adjustments	4
Total	2,310
Gross Balance | Lifetime expected credit losses | Financial instruments credit-impaired | Group
Contingencies and Commitments
Exposure as at beginning of period	1,014
Net change on exposures	(1,935)
Transfer to Stage 1	(88)
Transfer to Stage 2	(33)
Transfer to Stage 3	2,279
Foreign exchange adjustments	13
Total	1,250
Accumulated Amortization
Contingencies and Commitments
Exposure as at beginning of period	3,676
Net change on exposures	301
Impact on year end ECL of exposures transferred between stages during the year	48
Foreign exchange adjustments	55
Total	4,080
Accumulated Amortization | 12-month expected credit losses | Financial instruments not credit-impaired | Individual
Contingencies and Commitments
Exposure as at beginning of period	1,841
Net change on exposures	664
Transfer to Stage 2	(439)
Impact on year end ECL of exposures transferred between stages during the year	209
Foreign exchange adjustments	33
Total	2,308
Accumulated Amortization | 12-month expected credit losses | Financial instruments not credit-impaired | Group
Contingencies and Commitments
Exposure as at beginning of period	384
Net change on exposures	73
Transfer to Stage 1	18
Transfer to Stage 2	(87)
Transfer to Stage 3	(80)
Impact on year end ECL of exposures transferred between stages during the year	200
Foreign exchange adjustments	1
Total	509
Accumulated Amortization | Lifetime expected credit losses | Financial instruments not credit-impaired | Individual
Contingencies and Commitments
Exposure as at beginning of period	947
Net change on exposures	(113)
Transfer to Stage 2	442
Transfer to Stage 3	(86)
Impact on year end ECL of exposures transferred between stages during the year	(444)
Foreign exchange adjustments	19
Total	765
Accumulated Amortization | Lifetime expected credit losses | Financial instruments not credit-impaired | Group
Contingencies and Commitments
Net change on exposures	(2)
Transfer to Stage 2	90
Impact on year end ECL of exposures transferred between stages during the year	(88)
Accumulated Amortization | Lifetime expected credit losses | Financial instruments credit-impaired | Individual
Contingencies and Commitments
Exposure as at beginning of period	470
Net change on exposures	(310)
Transfer to Stage 2	(3)
Transfer to Stage 3	86
Impact on year end ECL of exposures transferred between stages during the year	250
Foreign exchange adjustments	2
Total	495
Accumulated Amortization | Lifetime expected credit losses | Financial instruments credit-impaired | Group
Contingencies and Commitments
Exposure as at beginning of period	34
Net change on exposures	(11)
Transfer to Stage 1	(18)
Transfer to Stage 2	(3)
Transfer to Stage 3	80
Impact on year end ECL of exposures transferred between stages during the year	(79)
Total	$ 3